INCOME AND EXPENSES (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Finance income [Abstract]
Interest income	$ 5,075	$ 139,697	$ 24,042
Net foreign exchange gain	0	354,772	377,003
Finance income	5,075	494,469	401,045
Finance costs [Abstract]
Interest expense	(3,097)	(88,138)	(45,541)
Other finance costs	(4,395)	0	(6,734)
Total finance costs	(7,492)	(88,138)	(52,275)
Other income and expenses [Abstract]
Other income	0	60,470	0
Loss on derecognition of financial asset	0	(250,000)	0
Cost of listing on reverse acquisition	(5,141,126)	0	0
Other income and expenses	(5,141,126)	(189,530)	0
Depreciation and amortisation [Abstract]
Amortisation of right-of-use assets	(8,364)	(249,387)	(119,706)
Depreciation of property, plant and equipment	(960)	(177,147)	(33,728)
Total depreciation and amortisation	(9,324)	(426,534)	(153,434)
Employee benefits expense [Abstract]
Wages and salaries	(509,474)	(4,714,673)	(2,739,427)
Employee benefits	(44,325)	(808,717)	(376,974)
Post-employment benefits	(8,929)	(134,074)	(67,496)
Share-based payment expenses	(4,084,764)	(2,589,413)	(8,340,328)
Total employee benefits expense	$ (4,647,492)	$ (8,246,877)	$ (11,524,225)